Contract assets	12 Months Ended
Dec. 31, 2023
Contract assets [abstract]
Contract assets

14	Contract assets

	December 31, 2022	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2023 (iii)

Total contract assets	8,613,968	6,026,053	384	(7,247,309)	7,393,096

(i)	The largest additions of the period are located in the municipalities of São Paulo, Guarulhos and Itanhaém, in the amounts of R$ 2,528 million, R$ 377 million and R$ 180 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Franca and São Bernardo do Campo, in the amounts of R$ 3,306 million, R$ 314 million and R$ 260 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Francisco Morato and Guarulhos, in the amounts of R$ 2,053 million, R$ 255 million and R$ 252 million, respectively.

As of December 31, 2023, there were no leases amounts recorded in the contract assets recognized before December 31, 2019 in accordance with IAS 17 (R$ 276,893 as of December 31, 2022).

	December 31, 2021	Additions (i)	Transfers	Transfers of works to intangible assets	December 31, 2022

Total contract assets	8,550,102	5,240,528	2,702	(5,179,364)	8,613,968

	December 31, 2020	Additions	Transfers	Transfers of works to intangible assets	December 31, 2021

Total contract assets	7,969,164	4,759,789	2,412	(4,181,263)	8,550,102

(a)       Capitalization of interest and other finance charges

The Company capitalizes interest, inflation adjustments, and exchange variations in the contract asset, totaling R$ 638,208 (R$ 622,803 in 2022 and R$ 300,792 in 2021) during the construction period.

(b) Construction margin

The Company is primarily responsible for the construction and installation of the concession infrastructure, either by using its employees or contracting third parties, and is significantly exposed to its risks and benefits. Accordingly, the Company recognizes revenue from construction services corresponding to construction costs increased by gross margin.

Constructions related to the concessions are usually performed by third parties. In such a case, the margin is lower, to cover administration costs and the assumption of responsibility for primary risk is lower. In 2023 and 2022 the margin was 2.3%.

Construction margin for 2023, 2022 and 2021 were R$ 125,603, R$ 109,369 and R$ 98,402, respectively.

(c)       Expropriations

As a result of the construction of priority projects related to water and sewage systems, the Company is required to expropriate third party properties, whose owners are compensated either amicably or through court.

The costs of such expropriations are recorded in the contract asset the execution of the works. In 2023 and 2022, the total referring to expropriations was R$ 58,682 and R$ 62,599, respectively.